Supplement dated February 3, 2017
to the Statement of Additional Information (the SAI), dated January 1, 2017, for the following funds (each a Fund and together the Funds):
Fund
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Global Infrastructure Fund
Columbia Global Opportunities Fund
Columbia Inflation Protected Securities Fund
Columbia Mortgage Opportunities Fund
The information under the subsection "The Investment Manager and Subadvisers — Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Funds has been superseded and replaced with the following:
		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending January 31 – Information is as of January 31, 2016, unless otherwise noted
Capital Allocation Aggressive Portfolio	Jeffrey Knight	23 RICs 2 PIVs 5 other accounts	$63.30 billion $20.43 million $8.78 million	None	None	Columbia Management - FoF	Columbia Management
	Anwiti Bahuguna	18 RICs 21 PIVs 17 other accounts	$62.28 billion $2.05 billion $114.94 million	None	None
	Joshua Kutin(g)	5 RICs 4 PIVs 10 other accounts	$2.31 billion $0.49 million $37.29 million	None	None
	Dan Boncarosky(g)	3 RICs 2 other accounts	$133.01 million $0.18 million	None	None
Capital Allocation Conservative Portfolio	Jeffrey Knight	23 RICs 2 PIVs 5 other accounts	$63.67 billion $20.43 million $8.78 million	None	None	Columbia Management - FoF	Columbia Management
	Anwiti Bahuguna	18 RICs 21 PIVs 17 other accounts	$62.65 billion $2.05 billion $114.94 million	None	None
	Joshua Kutin(g)	5 RICs 4 PIVs 10 other accounts	$2.31 billion $0.49 million $37.29 million	None	None
	Dan Boncarosky(g)	3 RICs 2 other accounts	$133.01 million $0.18 million	None	None
SUP915_00_021_(01/17)

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Capital Allocation Moderate Aggressive Portfolio	Jeffrey Knight	23 RICs 2 PIVs 5 other accounts	$61.85 billion $20.43 million $8.78 million	None	None	Columbia Management - FoF	Columbia Management
	Anwiti Bahuguna	18 RICs 21 PIVs 17 other accounts	$60.82 billion $2.05 billion $114.94 million	None	$1- $10,000(b)
	Joshua Kutin(g)	5 RICs 4 PIVs 10 other accounts	$2.31 billion $0.49 million $37.29 million	None	None
	Dan Boncarosky(g)	3 RICs 2 other accounts	$133.01 million $0.18 million	None	$1- $10,000(a)
Capital Allocation Moderate Conservative Portfolio	Jeffrey Knight	23 RICs 2 PIVs 5 other accounts	$63.32 billion $20.43 million $8.78 million	None	None	Columbia Management - FoF	Columbia Management
	Anwiti Bahuguna	18 RICs 21 PIVs 17 other accounts	$62.29 billion $2.05 billion $114.94 million	None	None
	Joshua Kutin(g)	5 RICs 4 PIVs 10 other accounts	$2.31 billion $0.49 million $37.29 million	None	None
	Dan Boncarosky(g)	3 RICs 2 other accounts	$133.01 million $0.18 million	None	None
Capital Allocation Moderate Portfolio	Jeffrey Knight	23 RICs 2 PIVs 5 other accounts	$62.43 billion $20.43 million $8.78 million	None	None	Columbia Management - FoF	Columbia Management
	Anwiti Bahuguna	18 RICs 21 PIVs 17 other accounts	$61.41 billion $2.05 billion $114.94 million	None	None
	Joshua Kutin(g)	5 RICs 4 PIVs 10 other accounts	$2.31 billion $0.49 million $37.29 million	None	None
	Dan Boncarosky(g)	3 RICs 2 other accounts	$133.01 million $0.18 million	None	None
For Funds with fiscal year ending April 30 – Information is as of April 30, 2016, unless otherwise noted
Global Infrastructure Fund	Peter Santoro	4 RICs 2 PIVs 70 other accounts	$10.09 billion $918.74 million $1.53 billion	None	$100,001- $500,000(b) $10,001- $50,000(a)	Columbia Management	Columbia Management
	Craig Leopold	7 other accounts	$2.97 million	None	$50,001- $100,000(b)
	Tiffany Wade(g)	4 other accounts	$0.26 million	None	None
	Kirk Moore	2 other accounts	$1.47 million	None	$10,001- $50,000(b)
SUP915_00_021_(01/17)

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending July 31 – Information is as of July 31, 2016, unless otherwise noted
Global Opportunities Fund	Anwiti Bahuguna	18 RICs 22 PIVs 16 other accounts	$66.48 billion $2.83 billion $111.71 million	1 PIV ($517 M)	$1 – $10,000(b)	Columbia Management	Columbia Management
	Jeffrey Knight	23 RICs 3 PIVs 5 other accounts	$67.97 billion $538.55 million $12.07 million	1 PIV ($517 M)	$100,001 – $500,000(b)
	Joshua Kutin(g)	5 RICs 4 PIVs 10 other accounts	$2.31 billion $0.49 million $37.29 million	None	None
	Dan Boncarosky(g)	3 RICs 2 other accounts	$133.01 million $0.18 million	None	None
Inflation Protected Securities Fund	David Kennedy	19 other accounts	$231.29 million	None	None	Columbia Management	Columbia Management
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
(g)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of December 31, 2016.
The rest of the section remains the same.
The information for Mortgage Opportunities Fund in the "Total Brokerage Commissions" table under the subsection "Brokerage Commissions - Aggregate Brokerage Commissions Paid by the Funds" in the "Brokerage Allocation and Related Practices" section of the SAI is hereby superseded and replaced with the following:
	Total Brokerage Commissions
Fund	2016	2015	2014
For Funds with fiscal period ending May 31
Mortgage Opportunities Fund	$87,801	$240,318	$0 (a)
(a)	For the period from April 30, 2014 (commencement of operations) to May 31, 2014.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP915_00_021_(01/17)
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